As filed with the Securities and Exchange Commission on April 1, 2014
1933 Act Registration No. 333-35784
1940 Act Registration No. 811-05721

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 47 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 350 /X/

Lincoln National Variable Annuity Account H
(Exact Name of Registrant)

American Legacy III C Share

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Adam C. Ciongoli, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:

Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/x/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on _____________, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _____________, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account H

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln Life & Annuity Variable Annuity Account H

American Legacy® III, American Legacy® III C Share
American Legacy® III View, American Legacy® III Plus
American Legacy® Design
American Legacy® III Shareholder’s Advantage

Supplement dated April 1, 2014 to the Prospectus dated May 1, 2013, as supplemented

This Supplement outlines important changes regarding a new investment option and the Investment Requirements that impact your individual variable annuity contract.  All other provisions in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Effective May 19, 2014, the following fund will be available as a new investment option under your contract:

•	American Funds Capital Income Builder® Fund (Class 4)

The expenses charged by the fund will be available May 1, 2014.

Investments of the Variable Account – Description of the Funds.  This section outlines the investment objective for the fund being added effective May 19, 2014. More detailed information may be obtained from the current prospectus for the fund. You should read the fund prospectus carefully before investing. Please be advised that there is no assurance that the fund will achieve its stated objective.

American Funds Insurance Series®, advised by Capital Research and Management Company
•	Capital Income Builder® Fund: Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.

The Contracts – Investment Requirements.

If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective May 19, 2014. All other provisions of Investment Requirements remain unchanged.

For contracts issued by The Lincoln National Life Insurance Company:

The following change applies to Investment Requirements - Option 1.  The American Funds Capital Income Builder® Fund will be considered a “Limited Subaccount” as that term is described in your prospectus.

The following change applies to Investment Requirements - Option 2.  The American Funds Capital Income Builder® Fund will be added to Group 2.

The following change applies to Investment Requirements – Option 3 for Protected Funds Riders: The American Funds Capital Income Builder® Fund will not be available.

The following change applies to Investment Requirements – Option 3 for other Living Benefit Riders: The American Funds Capital Income Builder® Fund will be added to Group 2.

For contracts issued by Lincoln Life & Annuity Company of New York:

The following change applies to Riders purchased on or after January 20, 2009 for Protected Funds Riders:  The American Funds Capital Income Builder® will not be available.

The following change applies to Riders purchased on or after January 20, 2009 (June 30, 2009 for purchasers of Lincoln SmartSecuritySM Advantage and 4LATER® Advantage) for other Living Benefit Riders: The American Funds Capital Income Builder® Fund will be added to Group 2.

The information in this Supplement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Supplement is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Please retain this Supplement for future reference.

PART A

The prospectus for the American Legacy III C Share variable annuity contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 45 (File No. 333-35784) filed on April 16, 2013.

PART B

The Statement of Additional Information for the American Legacy III C Share variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 45 (File No. 333-35784) filed on April 16, 2013.

The Statement of Additional Information for the American Legacy III C Share variable annuity contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 51 (File No. 333-18419) filed on April 1, 2014.

Lincoln National Variable Annuity Account H

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 45 (File No. 333-35784) filed on April 16, 2013.

2. Part B

The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 51 (File No. 333-18419) filed on April 1, 2014.

Statement of Assets and Liabilities - December 31, 2013
Statement of Operations - Year ended December 31, 2013
Statements of Changes in Net Assets - Years ended December 31, 2013 and 2012
Notes to Financial Statements - December 31, 2013
Report of Independent Registered Public Accounting Firm

3. Part B

The following consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 51 (File No. 333-18419) filed on April 1, 2014.

Consolidated Balance Sheets - Years ended December 31, 2013 and 2012
Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2013, 2012 and 2011
Consolidated Statements of Stockholders’ Equity - Years ended December 31, 2013, 2012 and 2011
Consolidated Statements of Cash Flows - Years ended December 31, 2013, 2012 and 2011
Notes to Consolidated Financial Statements - December 31, 2013
Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 033-27783) filed on December 5, 1996.

(2) None

(3)(a) Selling Group Agreement – American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35784) filed on April 21, 2004.

(b) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4)(a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-35784) filed on July 10, 2000.

(b) Amendment No. 1 (EEB Rider) to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-35784) filed on April 12, 2001.

(c) Amendment No. 2 (I4L-Q) to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-35784) filed on April 10, 2002.

(d) Amendment No. 3 (I4L-NQ) to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-35784) filed on April 10, 2002.

(e) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-35784) filed on October 11, 2002.

(f) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-35784) filed on October 11, 2002.

(g) IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

(h) IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

(i) Variable Annuity Income Rider (I4L NQ PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35784) filed on April 21, 2004.

(j) Variable Annuity Income Rider (I4L Q PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35784) filed on April 21, 2004.

(k) Roth IRA Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

(l) Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

(m) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

(n) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

(o) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

(p) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

(q) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

(r) Section 403(b) Annuity Endorsement (32481-I) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

(s) Accumulated Benefit Enhancement Rider (32414) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

(t) Estate Enhancement Death Benefit Rider (32151-A) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

(u) Enhanced Guaranteed Minimum Death Benefit Rider (32149) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

(v) Guarantee of Principal Death Benefit Rider (32148) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-35784) filed on April 24, 2003.

(w) Variable Annuity Rider (32793HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-35784) filed on June 9, 2004.

(x) Variable Annuity Contract (30070-B) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

(y) Persistency Credit Rider (32154) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(z) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(aa) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(bb) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(cc) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(dd) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

(ee) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(ff) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(gg) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(hh) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(ii) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(jj) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(kk) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-35784) filed on December 21, 2006.

(ll) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-35784) filed on April 10, 2007.

(mm) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-35784) filed on April 10, 2007.

(nn) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(oo) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(pp) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(qq) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(rr) Section 403(b) Annuity Endorsement (34281-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(ss) SmartIncome Rider and Amendment (AE 525 2/09) incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-61554) filed on November 20, 2009.

(tt) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(uu) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(vv) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(ww) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(xx) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(yy) Long-Term Care Benefits Rider (AR 518 3/10 Level) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(zz) Long-Term Care Benefits Rider (AR 519 3/10 Growth) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(a-3) Contract Amendment for LTC Benefits (AA 531 3/10) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(b-3) LTC Fixed Account Rider (AR 532) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(c-3) LTC Benefit Specifications (AS 533) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(d-3) Long-Term Care Coverage Endorsement (AE 517) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(e-3) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.

(f-3) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration on Form N-4 (File No. 333-181612) filed on May 23, 2012.

(5) Application (AL3C 1/08) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-35784) filed on April 11, 2008.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

(b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7)(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.

(b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

(i) Amendments to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.

(8)(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on December 18, 2007.

(b) Fund Participation Agreements among The Lincoln National Life Insurance Company and:

(i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

(ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

(c) Rule 22c-2 Agreement between The Lincoln National Life Insurance Company and:

(i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(9) Opinion and Consent of Mary Jo Ardington, Counsel, The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-35784) filed on July 10, 2000.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company

(11) Not applicable

(12) Not applicable
(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-181796) filed on August 6, 2013.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account H as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name	Positions and Offices with Depositor
Charles A. Brawley, III**	Vice President and Secretary
Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Chuck C. Cornelio***	Executive Vice President, Chief Administrative Officer and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**	President and Director
Mark E. Konen**	Executive Vice President and Director
Keith J. Ryan*	Vice President and Director

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 28, 2014 there were 334,903 contract owners under Account H.

Item 28. Indemnification

a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National

Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
Elizabeth M. O’Brien*	Director
Thomas P. O'Neill*	Senior Vice President and Director
Nancy A. Smith*	Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

Item 33.

For contracts sold in connection with the Texas Optional Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through (d) of that rule have been complied with.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 47 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 1st day of April, 2014.

Lincoln National Variable Annuity Account H (Registrant) American Legacy III C Share
By:	/s/ Kimberly A. Genovese Kimberly A.Genovese Assistant Vice President, The Lincoln National Life Insurance Company (Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Stephen R. Turer Stephen R. Turer (Signature-Officer of Depositor) Vice President, The Lincoln National Life Insurance Company (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 1, 2014.

Signature	Title
* Dennis R. Glass	President and Director (Principal Executive Officer)
* Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Charles C. Cornelio	Executive Vice President, Chief Administrative Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* Mark E. Konen	Executive Vice President and Director
* Keith J. Ryan	Vice President and Director
*By: /s/ Kimberly A.Genovese Kimberly A.Genovese	Pursuant to a Power of Attorney